STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 039 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Notes receivable from participants	$ 776,530	$ 693,192
Total receivables	776,530	693,192
Plan's interest in Master Trust:
Investments at fair value	16,946,861	14,840,612
Investments at contract value	4,221,170	4,223,139
Total Plan's interest in Master Trust	21,168,031	19,063,751
Total assets	21,944,561	19,756,943
LIABILITIES:
Administrative expenses payable	4,894	14,255
NET ASSETS AVAILABLE FOR BENEFITS	$ 21,939,667	$ 19,742,688